CAPITALIZATION (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 02, 2016	Jun. 28, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Oct. 26, 2015
Class of Stock [Line Items]
Ordinary shares repurchased, amount			$ 204	$ 17,524,180
Due to related party			$ 464,000		$ 464,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			100,000,000		100,000,000	100,000,000
Common Stock, Shares, Issued			19,837,642		19,837,642	21,526,747
Common Stock, Shares, Outstanding			19,837,642		19,837,642	21,526,747
Richard Xu [Member]
Class of Stock [Line Items]
Ordinary shares repurchased, shares	204,005
Ordinary shares repurchased, amount	$ 204
Brad Reifler [Member]
Class of Stock [Line Items]
Ordinary shares repurchased, shares		5,100
Ordinary shares repurchased, amount		$ 60,180
Bluesky LLC [Member]
Class of Stock [Line Items]
Ordinary shares repurchased, shares		1,480,000		1,480,000
Ordinary shares repurchased, amount		$ 17,464,000
Amount paid to related party for repurchase of ordinary shares		$ 17,000,000
Due to related party			$ 464,000		$ 464,000
WFG's shareholders [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued						16,800,000
Sino [Member] | Former Stockholders [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued						4,726,747